Taxation - Tax holiday effect (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxation
Tax holiday effect	¥ 1,669	¥ 1,095
Basic and diluted loss per share effect	¥ 0.01	¥ 0.01